Investment and Fair Value Measurement - Schedule of Unrealized Gains and Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Unrealized Gains and Losses [Abstract]
Upward adjustments		$ 6,431,088	$ 6,108,872
Downward adjustments
Impairment	(1,000,000)		(520,821)
Total unrealized (loss) gain from fair value change of non-marketable investments, net	$ (1,000,000)	$ 6,431,088	$ 5,588,051